UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	October 22, 2010 to November 21, 2010

Commission File Number of issuing entity:	333-130030-01

GE Capital Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor:	333-130030

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Money Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
901 Main Avenue, 3rd Floor,
Norwalk, CT	06851
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

No Change
(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2007-2, Class A	|__|	|__|	|_X_|	___________
Series 2007-2, Class B	|__|	|__|	|_X_|	___________
Series 2007-2, Class C	|__|	|__|	|_X_|	___________
Series 2007-4, Class A	|__|	|__|	|_X_|	___________
Series 2007-4, Class B	|__|	|__|	|_X_|	___________
Series 2007-4, Class C	|__|	|__|	|_X_|	___________
Series 2009-1, Class A	|__|	|__|	|_X_|	___________
Series 2009-1, Class B	|__|	|__|	|_X_|	___________
Series 2009-1, Class C	|__|	|__|	|_X_|	___________
Series 2009-2, Class A	|__|	|__|	|_X_|	___________
Series 2009-2, Class B	|__|	|__|	|_X_|	___________
Series 2009-2, Class C	|__|	|__|	|_X_|	___________
Series 2009-3, Class A	|__|	|__|	|_X_|	___________
Series 2009-3, Class B	|__|	|__|	|_X_|	___________
Series 2009-3, Class C	|__|	|__|	|_X_|	___________
Series 2009-4, Class A	|__|	|__|	|_X_|	___________
Series 2009-4, Class B	|__|	|__|	|_X_|	___________
Series 2009-4, Class C	|__|	|__|	|_X_|	___________
Series 2010-1, Class A	|__|	|__|	|_X_|	___________
Series 2010-1, Class B	|__|	|__|	|_X_|	___________
Series 2010-1, Class C	|__|	|__|	|_X_|	___________
Series 2010-2, Class A	|__|	|__|	|_X_|	___________
Series 2010-2, Class B	|__|	|__|	|_X_|	___________
Series 2010-2, Class C	|__|	|__|	|_X_|	___________
Series 2010-3, Class A	|__|	|__|	|_X_|	___________
Series 2010-3, Class B	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes..X.. No......

PART I - Distribution Information.
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in Exhibit 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9 and the following tables.

The following tables summarize the trust portfolio by various criteria as of September 30, 2010 for each of the retailers included in the trust portfolio, except for the “Obligor Credit Quality” table, which summarizes the trust portfolio as of the last billing cycle ended in November 2010 for each of the retailers included in the trust portfolio.

For purposes of the composition tables in this section:

Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio in the period indicated.
Number of Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated.

Composition by Retailer

Retailer	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
JCPenney	$4,179,945,440	24.0%	12,337,397	31.8%
Lowe's	$4,038,610,062	23.2%	5,905,850	15.2%
Sam's(1)	$1,824,551,993	10.5%	3,936,536	10.1%
Sam's Club Dual Card	$1,809,248,557	10.4%	1,565,067	4.0%
Wal-Mart(1)	$1,834,605,549	10.5%	2,827,470	7.3%
Dillard's	$700,246,625	4.0%	1,355,345	3.5%
GAP Family Dual Card(2)	$693,629,245	4.0%	1,573,220	4.1%
Belk	$617,792,922	3.5%	2,500,621	6.4%
GAP(3)	$601,118,604	3.5%	4,286,390	11.0%
Chevron	$466,458,445	2.7%	1,470,269	3.8%
JCPenney Dual Card	$370,775,873	2.1%	311,519	0.8%
Other	$274,260,488	1.6%	758,926	2.0%
Total	$17,411,243,803	100.0%	38,828,610	100.0%

(1)	Sam's Club and Wal-Mart are affiliated retailers. Sam's Club cards may also be used at Wal-Mart locations, and Wal-Mart cards may be used at Sam's Club locations if the cardholder belongs to the club. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.
(2)	Figures presented for the GAP Family Dual Card include Old Navy Dual Card, GAP Dual Card and Banana Republic Dual Card, which are affiliated retailers. Each of these retailers' cards may be used at the locations of the other two.
(3)	Figures presented for GAP include Old Navy, GAP and Banana Republic, which are affiliated retailers. Each of these retailers' cards may be used at the locations of the other two.

Composition by Account Balance

Account Balance Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Credit Balance	$(18,904,294)	-0.1%	481,239	1.2%
No Balance	$ 0	0.00%	16,418,762	42.3%
$.01-$500.00	$2,253,177,166	12.9%	12,673,258	32.6%
$500.01-$1,000.00	$2,855,184,051	16.4%	3,972,391	10.2%
$1,000.01-$2,000.00	$4,172,451,863	24.0%	2,950,443	7.6%
$2,000.01-$3,000.00	$2,813,207,234	16.2%	1,156,234	3.0%
$3,000.01-$4,000.00	$1,919,404,878	11.0%	556,061	1.4%
$4,000.01-$5,000.00	$1,433,249,320	8.2%	320,744	0.8%
$5,000.01-$6,000.00	$796,504,960	4.6%	146,957	0.4%
$6,000.01-$7,000.00	$420,935,989	2.4%	65,218	0.2%
$7,000.01-$8,000.00	$265,014,653	1.5%	35,555	0.1%
$8,000.01-$9,000.00	$184,684,618	1.1%	21,802	0.1%
$9,000.01-$10,000.00	$149,022,867	0.9%	15,714	0.0%
$10,000.01-$15,000.00	$152,570,965	0.9%	13,416	0.0%
$15,000.01-$20,000.00	$11,019,555	0.1%	657	0.0%
$20,000.01 or more	$3,719,978	0.0%	159	0.0%
Total	$17,411,243,803	100.0%	38,828,610	100.0%

Composition by Credit Limit

Credit Limit Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
$.01-$500.00	$586,532,306	3.4%	5,785,507	14.9%
$500.01-$1,000.00	$1,345,769,296	7.7%	6,229,538	16.0%
$1,000.01-$2,000.00	$2,750,122,971	15.8%	9,528,637	24.5%
$2,000.01-$3,000.00	$2,738,364,853	15.7%	6,793,936	17.5%
$3,000.01-$4,000.00	$2,242,270,330	12.9%	3,447,128	8.9%
$4,000.01-$5,000.00	$2,487,355,194	14.3%	2,723,218	7.0%
$5,000.01-$6,000.00	$1,802,927,985	10.4%	1,249,505	3.2%
$6,000.01-$7,000.00	$994,384,880	5.7%	767,712	2.0%
$7,000.01-$8,000.00	$645,926,200	3.7%	738,317	1.9%
$8,000.01-$9,000.00	$468,997,887	2.7%	292,741	0.8%
$9,000.01-$10,000.00	$957,747,569	5.5%	1,030,825	2.7%
$10,000.01 or more	$390,844,331	2.2%	241,546	0.6%
Total	$17,411,243,803	100.0%	38,828,610	100.0%

Composition by Account Age

Age	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Up to 6 Months	$40,007,945	0.2%	184,291	0.5%
6 Months to 12 Months	$571,827,752	3.3%	1,822,542	4.7%
Over 12 Months to 24 Months	$1,364,117,464	7.8%	4,104,181	10.6%
Over 24 Months to 36 Months	$1,733,756,040	10.0%	3,823,176	9.8%
Over 36 Months to 48 Months	$1,852,028,981	10.6%	3,967,214	10.2%
Over 48 Months to 60 Months	$1,601,797,028	9.2%	3,118,740	8.0%
Over 60 Months to 72 Months	$1,879,024,442	10.8%	3,070,689	7.9%
Over 72 Months to 84 Months	$1,029,993,449	5.9%	2,361,396	6.1%
Over 84 Months to 96 Months	$833,191,180	4.8%	1,914,180	4.9%
Over 96 Months to 108 Months	$793,321,700	4.6%	1,730,087	4.5%
Over 108 Months to 120 Months	$831,823,457	4.8%	1,669,329	4.3%
Over 120 Months	$4,880,354,365	28.0%	11,062,785	28.5%
Total	$17,411,243,803	100.0%	38,828,610	100.0%

Except for the applicable states listed below, no state accounted for more than 5% of the number of accounts or 5% of the total receivables balances, as applicable, as of September 30, 2010 for each of the retailers included in the trust portfolio.

Composition by Billing Address

State	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Texas, TX	$1,731,624,656	9.9%	3,349,451	8.6%
California, CA	$1,452,206,795	8.3%	3 ,653,467	9.4%
Florida, FL	$1,158,287,849	6.7%	2,542,204	6.5%
North Carolina, NC	$879,085,220	5.0%	1,825,426	4.7%
New York, NY	$759,985,639	4.4%	2,077,905	5.4%
Other	$11,430,053,644	65.6%	25,380,157	65.4%
Total	$17,411,243,803	100.0%	38,828,610	100.0%

Composition by Delinquency Status

Delinquency Status	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Current, Credit and Zero Balance	$15,683,267,932	90.1%	37,384,101	96.3%
1 - 29 Days	$822,382,875	4.7%	804,410	2.1%
30 - 59 Days	$284,299,034	1.6%	220,985	0.6%
60 - 89 Days	$202,560,368	1.2%	143,316	0.4%
90 - 119 Days	$159,908,422	0.9%	107,431	0.3%
120 - 149 Days	$142,276,221	0.8%	92,908	0.2%
150 or More Days	$116,548,951	0.7%	75,459	0.2%
Total	$17,411,243,803	100.0%	38,828,610	100.0%

GE Money Bank uses proprietary scoring models developed for the bank for purposes of monitoring obligor credit quality. Information obtained from customers and credit bureaus is electronically transmitted into these proprietary scoring models to determine the probability of an account becoming 90 or more days past due or becoming a charged-off account, in each case within the next 12 months. Obligor credit quality is monitored at least monthly during the life of an account. The information in the following table is based on the most recent information available for each account in the trust portfolio. Because the future composition of the trust portfolio will change over time, obligor credit quality as shown in the table below is not indicative of obligor credit quality for the trust portfolio at any subsequent time. In addition, the bank's assessment of obligor credit quality may change over time depending on the conduct of the cardholder and changes in the proprietary scoring models used by the bank.

Obligor Credit Quality

Percentage of Total Receivables Outstanding
16.2% and higher +	13.80%
7.1%-16.1%	15.55%
2.8%-7.0%	22.13%
Lower than 2.8%	47.81%
No score	0.71%
Total...............	100.00%

The following Cardholder Monthly Payment Rates table sets forth the highest and lowest cardholder monthly payment rates on the credit card accounts in the trust portfolio during any monthly period for the nine months ended September 21, 2010 in each case calculated as a percentage of the principal receivables outstanding as of the first day of each monthly period during the period indicated. Because the future composition and performance of the trust portfolio will change over time, the table below is not indicative of the composition or performance of the trust portfolio at any subsequent time.

Cardholder Monthly Payment Rates*

Nine Months Ended September 21, 2010
Lowest Month	13.38%
Highest Month	14.74%
Monthly Average	13.90%

*Payment rates shown in the table are based on amounts that would be deemed payments of principal receivables with respect to the accounts.

The Payment Status table in this section shows the average for all billing cycles in the period indicated of the payments made on the receivables that fall within each of the following categories: (1) less than minimum payment, (2) minimum payment, (3) greater than minimum payment, but less than full payment and (4) full payment or greater than full payment. For any billing cycle, the percentage of payments in each category is calculated by dividing the number of accounts with payments in that category by the total amount of all accounts that were required to make payments on the receivables.

Payment Status

Percentage of Receivables
Nine Billing
Cycles Ended in
September, 2010
Less than Minimum Payment	11.11%
Minimum Payment	12.45%
Greater Than Minimum Payment, Less than Full Payment	45.45%
Full Payment or Greater than Full Payment	30.98%

The net revenues collected from finance charges and fees related to accounts in the trust portfolio for the period shown are set forth in the following table. Fees include late fees, pay by phone fees, over limit fees, balance transfer fees, cash advance fees and returned check fees.

We cannot assure you that the future revenue experience for the receivables in the trust portfolio will remain similar to the historical experience set forth below.

Loss Experience
(Dollars in Thousands)

Nine Months Ended September 21, 2010
Average Principal Receivables Outstanding	$17,793,704
Gross Principal Charge Offs	$1,347,508

Gross Principal Charge Offs as a percentage of Average Principal Receivables Outstanding (annualized)	10.10%

Less: Recoveries	$108,969

Net Principal Charge Offs	$1,238,539

Net Principal Charge Offs as a percentage of Average Principal Receivables Outstanding (annualized)	9.28%

Gross Charge Off Accounts	1,154,501

Average Accounts Outstanding	41,040,829

Gross Charge Offs as a Percentage of Average Accounts Outstanding (annualized)	3.75%

Revenue Experience
(Dollars in Thousands)

Nine Months Ended September 21, 2010
Average Principal Receivables Outstanding	$17,793,704
Collected Finance Charges and Fees	$3,301,282
Collected Finance Charges and Fees as a percentage of Average Principal Receivables Outstanding (annualized)	24.74%

PART II - Other Information

Item 9 Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for December 15, 2010 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for December 15, 2010 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-1, for December 15, 2010 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-2, for December 15, 2010 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-3, for December 15, 2010 Payment Date.
99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for December 15, 2010 Payment Date.
99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for December 15, 2010 Payment Date.
99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for December 15, 2010 Payment Date.
99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for December 15, 2010 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: December 15, 2010	By: /s/ Rajive Jayawardhane
Name: Rajive Jayawardhane
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for December 15, 2010 Payment Date
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for December 15, 2010 Payment Date
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-1, for December 15, 2010 Payment Date
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-2, for December 15, 2010 Payment Date
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-3, for December 15, 2010 Payment Date
99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for December 15, 2010 Payment Date
99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for December 15, 2010 Payment Date
99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for December 15, 2010 Payment Date
99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for December 15, 2010 Payment Date